SCHEDULE OF SECURITIES PURCHASE AGREEMENT (Details) - Securities Purchase Agreement [Member]	Apr. 28, 2024 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 2,750,000
Warrants to be issued | shares	320,000
Aggregate Purchase Price by installment	$ 2,500,000
Initial Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 550,000
Warrants to be issued | shares	220,000
Closing Date	Initial Closing Date
Aggregate Purchase Price by installment	$ 500,000
Second Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 275,000
Closing Date	On or before June 30, 2024
Aggregate Purchase Price by installment	$ 250,000
Third Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 825,000
Warrants to be issued | shares	100,000
Closing Date	On or before June 30, 2024
Aggregate Purchase Price by installment	$ 750,000
Fourth Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 1,100,000
Closing Date	Such date as is no later than 180 days
Aggregate Purchase Price by installment	$ 1,000,000.00